INCOME TAXES	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
INCOME TAXES [Text Block]

19. INCOME TAXES

(a) Tax Assessments

Minera Santa Cruz y Garibaldi S.A. de C.V. ("MSCG"), a subsidiary of the Company, received a MXN 238 million assessment on October 12, 2010 by Mexican fiscal authorities for failure to provide the appropriate support for certain expense deductions taken in MSCG's 2006 tax return, failure to provide appropriate support for loans made to MSCG from affiliated companies, and deemed an unrecorded distribution of dividends to shareholders, among other individually immaterial items. MSCG immediately initiated a Nullity action and filed an administrative attachment to dispute the assessment.

In June 2015, the Superior Court ruled in favour of MSCG on a number of the matters under appeal; however, the Superior Court ruled against MSCG for failure to provide appropriate support for certain deductions taken in MSCG's 2006 tax return. In June 2016, the Company received an MXN 122.9 million ($7,200) tax assessment based on the June 2015 ruling. The 2016 tax assessment comprised of MXN 41.8 million owed ($2,500) in taxes, MXN 17.7 million ($1,000) in inflationary charges, MXN 40.4 million ($2,400) in interest and MXN 23.0 million ($1,400) in penalties. The 2016 tax assessment was issued for failure to provide the appropriate support for certain expense deductions taken in MSCG's 2006 tax return and failure to provide appropriate support for loans made to MSCG from affiliated companies. The MXN 122.9 million assessment includes interest and penalties.

The Company filed an appeal against the June 2016 tax assessment on the basis certain items rejected by the courts were included in the new tax assessment, and a number of deficiencies exist within the assessment. Since issuance of the assessment interest charges of MXN 19.6 million ($1,153) and inflationary charges of MXN 29.3 million ($1,725) have accumulated.

Included in the Company's consolidated financial statements are net assets of $964 held by MSCG. Following the Tax Court's rulings, MSCG is in discussions with the tax authorities with regards to the shortfall of assets within MSCG to settle its estimated tax liability. An alternative settlement option would be to transfer the shares and assets of MSCG to the tax authorities. As of December 31, 2023, the Company's income tax payable includes an allowance for transferring the shares and assets of MSCG amounting to $964. The Company is currently assessing MSCG's settlement options based on ongoing court proceedings and discussion with the tax authorities. The Company has been advised that the appeal filed with the Federal Tax Court, against the June 2016 tax assessment has been rejected. The Company continues to assess MSCG's settlement options.

Compania Minera Del Cubo S.A. de C.V. ("Cubo"), a subsidiary of the Company, received a MXN 58.5 million ($2,900) assessment in 2019 by Mexican fiscal authorities for alleged failure to provide the appropriate support for depreciation deductions taken in the Cubo 2016 tax return and denied eligibility of deductions of certain suppliers. The tax assessment consisted of MXN 24.1 million ($1,200) for taxes, MXN 21.0 million ($1,100) for penalties, MXN 10.4 million ($500) for interest and MXN 3.0 million ($100) for inflation. At the time of the tax assessment the Cubo entity had and continues to have sufficient loss carry forwards which would be applied against the assessed difference of taxable income. The Mexican tax authorities did not consider these losses in the assessment.

Due to the denial of certain suppliers for income tax purposes in the Cubo assessment, the invoices from these suppliers have been assessed as ineligible for refunds of IVA paid on the invoices. The assessment includes MXN 14.7 million ($600) for re-payment of IVA (value added taxes) refunded on these supplier payments. In the Company's judgement the suppliers and invoices meet the necessary requirements to be deductible for income tax purposes and the recovery of IVA.

The Company has filed an administrative appeal related to the 2016 Cubo Tax assessment. The Company had previously provided a lien on certain El Cubo mining concessions during the appeal process. To facilitate the sale of the El Cubo mine and related assets, the Company elected to pay the assessed amount of $3,500 during Q1, 2021. During the appeal process the amount paid has been classified as a non-current income tax receivable. As of December 31, 2023 amount receivable is $4,262 inclusive of foreign currency appreciation of $692 accumulated since the date of the payment. Since issuance of the assessment interest charges of MXN 9.9 million ($500) and inflationary charges of MXN 1.6 million ($100) had accumulated. The Company continues to assess that it is probable that its appeal will prevail, and no provision is recognized in respect of the Cubo tax assessment.

The Company's Mexican operations are subject to an Environmental Royalty Tax of 0.5% of gross sales and in 2023 the Company recognized $1,026 in royalty expense for the Environmental Royalty Tax (2022 - $938), included in cost of sales.

Deferred Income Tax Assets and Liabilities

Mexico operations	December 31,	December 31,
Deferred tax derived from income tax	2023	2022

Deferred income tax assets:
Tax loss carryforwards	$1,162	$3,032
Working capital	3,231	3,155
Deferred income tax liabilities:
Inventories	(3,880)	(2,814)
Mineral properties, plant and equipment	(11,621)	(13,772)
Deferred income tax assets (liabilities), net	$(11,108)	$(10,399)

Mexico operations	December 31,	December 31,
Deferred tax derived from special mining duty	2023	2022

Deferred income tax liabilities:
Working capital	$(258)	$(227)
Mineral properties, plant and equipment	(2,364)	(2,318)
Deferred income tax assets (liabilities), net	$(2,622)	$(2,545)

(b) Income Tax Expense

	Years ended
	December 31,	December 31,
	2023	2022

Current income tax expense:
Current income tax expense in respect of current year	$7,475	$3,180
Special mining duty	3,869	3,196
Deferred income tax expense:
Deferred tax expense recognized in the current year	1,054	14,762
Special mining duty	77	1,115
Adjustments recognized in the current year in relation to prior years	(345)	(3,505)
Total income tax expense	$12,130	$18,748

The reconciliation of the income tax provision computed at statutory tax rates to the reported income tax provision is as follows:

	December 31,	December 31,
	2023	2022

Canadian statutory tax rates	27.00%	27.00%

Income tax expense computed at Canadian statutory rates	$4,928	$5,892
Foreign tax rates different from statutory rate	91	1,858
Share-based compensation	961	667
Foreign exchange	(6,604)	764
Inflationary adjustment	2,614	3,898
Other non-deductible items	248	2,652
Adjustments recognized in the current year in relation to prior years	1,121	1,298
Current year losses not recognized	6,482	2,364
Special mining duty Mexican tax	3,755	4,158
Recognition of previously unrecognized losses	(1,466)	(4,803)
Income tax expense	$12,130	$18,748

(c) Unrecognized Deferred Tax Assets

Management believes that sufficient uncertainty exists regarding the realization of certain deferred tax assets such that they have not been fully recognized. The tax benefits not recognized reflect management's assessment regarding the future realization of Canadian, Chilean and certain Mexican tax assets and estimates of future earnings and taxable income in these jurisdictions as of December 31, 2023. When circumstances cause a change in management's judgement about the recoverability of deferred tax assets, the impact of the change will be reflected in current income.

	Loss Carry Forward	December 31,	December 31,
	Expiry	2023	2022

Unrecognized Mexico tax loss carry forward	2024-2032	$87,844	$75,540
Unrecognized Canada tax loss carry forward	2025-2032	16,227	11,005
Unrecognized Chile tax loss carry forward	2024-2032	20,168	18,146
Capital losses		26,566	21,174
Reclamation provision		8,700	7,556
Exploration pools		44,879	7,194
Other Canada temporary differences		17,122	10,905